Patents (Tables)	12 Months Ended
Oct. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of detailed information about patents [Table Text Block]
	As at November 1,			As at October 31,
	2022	Additions	Disposals	2023
Cost	$681,288	$-	$-	$681,288
Accumulated amortization	681,288	-	-	681,288
Net book value	$-	$-	$-	$-

	As at November 1,			As at October 31,
	2021	Additions	Disposals	2022
Cost	$681,288	$-	$-	$681,288
Accumulated amortization	677,411	3,877	-	681,288
Net book value	$3,877	$(3,877)	$-	$-